Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash and Cash Equivalents	$ 28,502,000	$ 27,623,000
Certificates of Deposit with Other Banks	1,100,000	1,100,000
Investment Securities:
Available For Sale ("AFS")	550,148,000	682,849,000
Held To Maturity ("HTM") (Fair Value of $161,464 and $23,721 at December 31, 2022 and December 31, 2021, Respectively)	167,438,000	23,507,000
Total Investments	717,586,000	706,356,000
Loans Receivable, Net [Abstract]
Held For Sale	913,000	4,038,000
Loans and Leases Receivable, Net Amount	549,004,000	495,459,000
Total Loans Receivable, Net	549,917,000	499,497,000
Accrued Interest Receivable	4,811,000	3,752,000
Operating Lease Right-of-Use Assets	1,861,000	2,252,000
Land Held for Sale	1,097,000
Premises and Equipment, Net	27,960,000	25,237,000
Federal Home Loan Bank ("FHLB") Stock, at Cost	651,000	586,000
Other Real Estate Owned ("OREO")	120,000	130,000
Bank Owned Life Insurance ("BOLI")	27,318,000	26,710,000
Goodwill	1,200,000	1,200,000
Other Assets	19,243,000	5,241,000
Total Assets	1,381,366,000	1,301,214,000
Liabilities:
Deposit Accounts	1,110,085,000	1,115,963,000
Borrowings from Federal Reserve Bank ("FRB")	44,080,000	0
Other Borrowings	27,588,000	26,785,000
Junior Subordinated Debentures	5,155,000	5,155,000
Subordinated Debentures	26,500,000	30,000,000
Operating Lease Liabilities	1,904,000	2,293,000
Other Liabilities	5,821,000	5,495,000
Total Liabilities	1,221,133,000	1,185,691,000
Commitments (Note 19)
Shareholders' Equity:
Preferred Stock, Value, Issued	82,949,000	0
Common Stock, $0.01 Par Value; 5,000,000 Shares Authorized; 3,453,817 Shares Issued and 3,252,884 Shares Outstanding at December 31, 2022 and 2021	35,000	35,000
Additional Paid-In Capital ("APIC")	18,230,000	18,230,000
Treasury Stock, Value	4,331,000	4,331,000
Accumulated Other Comprehensive (Loss) Income ("AOCI")	(40,779,000)	5,216,000
Retained Earnings	104,129,000	96,373,000
Total Shareholders' Equity	160,233,000	115,523,000
Total Liabilities and Shareholders' Equity	1,381,366,000	1,301,214,000
Foreclosed Assets | Fair Value, Inputs, Level 3 | Fair Value, Nonrecurring [Member]
Loans Receivable, Net [Abstract]
Other Real Estate Owned ("OREO")	$ 120,000	130,000
Land Held For Sale | Fair Value, Inputs, Level 3 | Fair Value, Nonrecurring [Member]
Loans Receivable, Net [Abstract]
Land Held for Sale		$ 1,530,000